LETTER TO THE SHAREHOLDERS OF THE JPM PIERPONT JAPAN EQUITY FUND

February 5, 1997

Dear Shareholder:

We view the Japanese stock market, which is the world's second largest, as an important market for investors to participate in. Unfortunately, this market struggled in 1996, resulting in negative returns for the Fund at the end of the period under review. While the Japanese stock market has taken a downward turn during the period, we believe the economic recovery in Japan is well underway and our long-term outlook for equities there is positive. Furthermore, we believe the recent market weakness has created a number of buying opportunities.

Included in this report is a Q&A with Masato Degawa, a member of the Fund's portfolio management team. In this interview, he elaborates on what has happened during the year in the Japanese market and in the Fund, and discusses our outlook for 1997. We hope you find it informative.

As always, we welcome your comments, questions, or any suggestions on how we can further improve your financial reports. Please call J.P. Morgan Funds Services, toll free, at (800) 521-5411.

Sincerely yours,

/s/ Evelyn E. Guernsey

Evelyn E. Guernsey
J.P. Morgan Funds Services


TABLE OF CONTENTS

Letter to the shareholders . . . . . . . . . . . . . .1

Fund performance . . . . . . . . . . . . . . . . . .  2

Portfolio manager Q&A. . . . . . . . . . . . . . . .  3

Fund facts and highlights. . . . . . . . . . . . . .  6

Special fund-based services. . . . . . . . . . . . .  7

Financial statements . . . . . . . . . . . . . . . .  9

FUND PERFORMANCE

EXAMINING PERFORMANCE

One way to evaluate a mutual fund's historical performance is to look at the growth of a hypothetical investment of $100,000, which is the Fund's investment minimum. The chart at the right shows that $100,000 invested in the Fund on February 29, 1996* would have been worth $85,582 on December 31, 1996.

  Another way to look at performance is to review a fund's average annual total return. This figure takes the fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

GROWTH OF $100,000 SINCE INCEPTION*
FEBRUARY 29, 1996 - DECEMBER 31, 1996

[Line Graph]

[FOLLOWING IS AN EDGAR REPRESENTATION OF THE POINTS IN LINE GRAPH]

                             JPM Piepont
                          Japan Equity Fund          TOPIX
                          -----------------      ---------------
Inception*                    $100,000              $100,000
12/31/96                       $85,582               $85,834
----------------------------------------------------------------



PERFORMANCE                                           TOTAL RETURNS
                                        ----------------------------------------
                                          THREE          SIX            SINCE
AS OF DECEMBER 31, 1996                   MONTHS        MONTHS        INCEPTION*
--------------------------------------------------------------------------------
The JPM Pierpont Japan Equity Fund      (13.38%)       (18.86%)       (14.42%)

TOPIX                                   (13.14%)       (18.58%)       (14.17%)

Lipper Japanese Fund Average             (9.77%)       (15.45%)       (10.11%)



PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. ALL RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS. LIPPER ANALYTICAL SERVICES, INC. IS A LEADING SOURCE FOR MUTUAL FUND DATA. ALTHOUGH GATHERED FROM RELIABLE SOURCES, DATA ACCURACY AND COMPLETENESS CANNOT BE GUARANTEED.

* THE JPM PIERPONT JAPAN EQUITY FUND'S RETURNS INCLUDE HISTORICAL RETURNS OF THE JPM INSTITUTIONAL JAPAN EQUITY FUND FROM FEBRUARY 29, 1996 THROUGH MAY 6, 1996.

PORTFOLIO MANAGER Q&A

[PHOTO]

Following is an interview with MASATO DEGAWA, who is a member of the portfolio management team for The Japan Equity Portfolio in which the Fund invests. Masato joined Morgan's International Investment Group in 1993 as a Japanese equity portfolio manager. Prior to joining Morgan, he was a senior analyst with Morgan Stanley in Tokyo, covering Japanese utilities and special situations. He has B.A. and M.A. degrees from Oxford University, England, in Engineering Science and Economics. This interview was conducted on February 3, 1997, and reflects Masato's views on that date.

AFTER A SOLID FIRST HALF, THE JAPANESE EQUITY MARKET QUICKLY LOST GROUND, LEAVING INVESTORS WITH NEGATIVE RETURNS FOR THE YEAR. WHAT WAS BEHIND THE MARKET'S DECLINE?

The decline was largely attributable to two factors. First, the economic recovery was obscured by conflicting data, which left investors puzzled. Second, investors became increasingly skeptical with the bankruptcies of a number of small to medium-sized financial institutions. Although we expected to see some of the weaker financial institutions fail, the market seemed surprised by each one and took a negative view.

HOW COULD THIS DECLINE OCCUR IF AN ECONOMIC RECOVERY WAS ACTUALLY TAKING PLACE?

While related to the economy, the troubles in the financial sector which triggered the market decline are a separate event. The banks in Japan have been writing off uncollectable debt that can no longer be carried. And the market, which I have already described as skeptical, sold off. We currently think the market is oversold.

THE JAPANESE BANK STOCKS HAVE BEEN PUBLICLY TROUBLED LATELY. WHAT IS YOUR OPINION OF THEM?

For the major banks, the bad debts which we've heard so much about have been reduced significantly, and we think the worst is behind us. Yet, they still are priced with very steep yields. We have faith in many of these banks and believe the Fund will eventually be rewarded for holding them. However, while the top-tier banks have become profitable again, many second-tier banks are still struggling, and this has been the focus of attention in the media as well as for investors.

WHAT IS THE OUTLOOK FOR THE JAPANESE ECONOMY IN 1997 AND WHAT EFFECT WOULD YOU EXPECT THAT TO HAVE ON STOCKS?

We are much more bullish than the consensus. We do not disagree that there will be less fiscal stimulus in the form of spending by the government this year. However, we think there are positives to offset this negative. To start with, the yen's weakness is creating a very favorable environment for blue chip exporters like Toyota and Sony. Furthermore, there is a lot of interdependency in Japan's economy. These blue chip companies receive parts from many small- to medium-sized companies, which will eventually benefit as well. In

Japan, export growth can have a huge effect.

  In addition, not only is Japan's trade surplus growing, but the revitalization of the export industry has spurred capital expenditures in the larger companies, and we are beginning to see that in the smaller ones as well.

  Finally, the low interest rates in Japan should continue to support the economic recovery, which should be a positive for stocks. So, we think the market is going to be pleasantly surprised on the upside.

WITH THE RECENT WEAKNESS IN THE YEN, MANY OF THE LARGER EXPORT-ORIENTED COMPANIES THAT YOU ARE REFERRING TO HAVE POSTED RECORD PROFITS. HAVE THEIR STOCKS RISEN?

While their stocks have been much stronger than the Index, and we continuously see demand for those stocks among non-Japanese investors, they have fallen in sympathy with the overall market.

  Although the market has been very weak, it has been a two-tier market. The financial and service sectors, which are considered inefficient and not very competitive by global standards, have been suffering. Mean-while, because of a series of restructurings and the recent weakness in the yen, export-oriented companies have been generating record profits. Yet these stocks have fallen as well, albeit not as far. Among these stocks we think we are likely to find buying opportunities.

YOU SAID THAT LOW JAPANESE INTEREST RATES SHOULD CONTINUE TO SUPPORT THE ECONOMIC RECOVERY. WHY DO YOU BELIEVE THEY WILL STAY LOW IN 1997?

The Japanese government has every reason to keep rates low and no reason to raise them. Foremost, they want to be sure the economic recovery remains intact. At the same time, they are trying to minimize losses coming from the second-tier financial institutions. To help them write off as much bad debt as possible, the government would like to keep rates low.

WHAT WERE SOME OF THE IMPORTANT DEVELOPMENTS IN THE FUND'S PORTFOLIO DURING THE YEAR, AND WHY DID THE FUND SLIGHTLY UNDERPERFORM ITS BENCHMARK?

Our stock selection was successful in both the electronics and machinery sectors. In the case of electronics, we acted on news that PC sales in the U.S. had been disappointing, relative to expectations. With this, the Portfolio was very early in moving out of semiconductor chip makers and going into consumer electronics companies like Matsushita and Sony. As the market oversold the semiconductor companies, we started buying them again. In the machinery sector, our analysts focused on the consolidated earnings trend, which enabled us to identify undervalued stocks like Sanden Corporation, which produces air conditioners for automobiles in the U.S. and Europe. That was one of the best picks within the sector. Additionally, the Fund had some downside protection from the Portfolio's holdings of warrants and convertible bonds, which is a special feature of our Japanese equity strategy.

  Unfortunately, two of the Portfolio's core holdings in the banking sector, Daiwa Bank and Sakura Bank, held back performance. Despite their attractive valuations, the market rewarded banks such as Bank of Tokyo-Mitsubishi, that were closer to completing their bad debt write offs.

IT IS EXPECTED THAT THE JAPANESE EQUITY MARKET WILL GO THROUGH MANY CHANGES AND REFORMS. WHICH ONES ARE THE MOST RELEVANT TO INVESTORS?

The most notable will be changes in accounting standards. Japanese firms are moving from parent-based balance sheets to consolidated balance sheets. In the past, Japanese companies could engage in practices such as moving personnel from the parent company to unlisted subsidiaries, thereby reducing the fixed costs of the parent company and reporting higher profits. Meanwhile, the subsidiaries' profits would be reduced by this excess labor. Practices like that are not going to take place anymore because they will not make any difference on a consolidated basis. Just like Western companies, Japanese concerns will be analyzed on a consolidated basis.

  This change should help our strategy in Japan. Our analysts already concentrate on the consolidated numbers and we believe we are well ahead of the competition in that regard. We think, as the market begins to view companies in this light, it will begin to reward the decisions we have already made on a consolidated basis.

  Another important shift is the higher stake that foreigners have in Japanese companies. Currently, foreigners own more than 10% of Japanese companies. And their influence is no longer negligible. Japanese companies are likely to become more shareholder friendly and be more interested in return on equity figures, rather than chasing market share.

WE'VE HEARD A LOT ABOUT THE "UNWINDING" OF CROSS-HOLDING RELATIONSHIPS IN CORPORATE JAPAN. WHAT DOES THAT MEAN? AND HOW DOES IT AFFECT THE MARKET?

There are two types of cross-holding relationships. The core variety, where "keiretsu" companies own shares of other companies in the same industry, will not go away. The second-tier relationships, where companies hold shares of firms in unrelated industries, are becoming a thing of the past. As these relationships have "unwound," the selling of shares has put some additional downward pressure on the market. But again, we think this trend is largely behind us.

ASIDE FROM WHAT WE'VE COVERED, ARE THERE ANY MORE IMPORTANT ASPECTS TO THE PORTFOLIO'S STRATEGY FOR THE UPCOMING YEAR?


Yes. Last year, we saw investors shift towards large companies, leaving the medium- to small-sized companies out of favor. As our value-oriented approach would suggest, we have shifted the Portfolio's emphasis towards these undervalued medium- and small-sized companies.

FUND FACTS

INVESTMENT OBJECTIVE

The JPM Pierpont Japan Equity Fund seeks to provide a high total return from a portfolio of equity securities of Japanese companies. It is designed for investors who want an actively managed portfolio of Japanese equity securities that seeks to outperform the Tokyo Stock Price Index, a composite market-capitalization weighted index of all common stocks listed on the First Section of the Tokyo Stock Exchange. As an international investment, the Fund is subject to foreign political and currency risk, in addition to market risk.

-----------------------------------------
COMMENCEMENT OF OPERATIONS
5/6/96

-----------------------------------------
NET ASSETS AS OF 12/31/96
$618,596

-----------------------------------------
CAPITAL GAIN PAYABLE DATE (IF APPLICABLE)
12/24/97

EXPENSE RATIO

The Fund's current annualized expense ratio of 1.42% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.

FUND HIGHLIGHTS
ALL DATA AS OF DECEMBER 31, 1996

PORTFOLIO ALLOCATION
(AS A PERCENTAGE OF TOTAL INVESTMENTS)


[GRAPH]


FINANCE 25.4%


CONSUMER GOODS 19.5%

INDUSTRIAL PRODUCTS 16.4%

TECHNOLOGY 10.9%

BASIC INDUSTRIES 9.2%

TRANSPORTATION 5.6%

SHORT TERM HOLDINGS 5.4%

UTILITIES 4.1%

HEALTHCARE 2.6%

ENERGY 0.9%


LARGEST LONG-TERM HOLDINGS    % OF TOTAL INVESTMENTS

NOMURA SECURITIES CO. LTD.         2.9%

SAKURA BANK LTD.                   2.7%

TOYOTA MOTOR CORP.                 2.6%

BOT CAYMAN FINANCE LTD.,
4.25% DUE 3/31/49                  2.6%

DAIWA BANK LTD.                    2.2%

SPECIAL FUND-BASED SERVICES


PIERPONT ASSET ALLOCATION SERVICE (PAAS)

For many investors, a diversified portfolio -- including short-term instruments, bonds, and stocks -- can offer an excellent opportunity to achieve one's investment objectives. PAAS provides investors with a comprehensive management program for their portfolios. Through this service, investors can:

 - create and maintain an asset allocation that is specifically targeted at meeting their most critical investment objectives;

 - make ongoing tactical adjustments in the actual asset mix of their portfolios to capitalize on shifting market trends;

 - make investments through The JPM Pierpont Funds, a family of diversified mutual funds.

PAAS is available to clients who invest a minimum of $500,000 in The JPM Pierpont Funds.

IRA MANAGEMENT SERVICE

As one of the few remaining investments that can help your assets grow tax-deferred until retirement, the IRA enables more of your dollars to work for you longer. Morgan offers an IRA Rollover plan that helps you to build well-balanced long-term investment portfolios, diversified across a wide array of mutual funds. From money markets to emerging markets, The JPM Pierpont Funds provide an excellent way to help you accumulate long-term wealth for retirement.

KEOGH

In early 1995, Morgan introduced a Keogh program for its clients. Keoghs provide another excellent vehicle to help individuals who are self-employed or are employees of unincorporated businesses to accumulate retirement savings. A Keogh is a tax-deferred pension plan that can allow you to contribute the lesser of $30,000 or 25% of your annual earned gross compensation. The JPM Pierpont Funds can help you build a comprehensive investment program designed to maximize the retirement dollars in your Keogh account.

FUNDS DISTRIBUTOR, INC. IS THE DISTRIBUTOR OF THE JPM PIERPONT JAPAN EQUITY FUND (THE "FUND").

MORGAN GUARANTY TRUST COMPANY OF NEW YORK ("MORGAN")SERVES AS PORTFOLIO INVESTMENT ADVISOR AND MAKES THE FUND AVAILABLE SOLELY IN ITS CAPACITY AS SHAREHOLDER SERVICING AGENT FOR CUSTOMERS. INVESTMENTS IN THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, MORGAN OR ANY OTHER BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND CAN FLUCTUATE, SO AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees, assume the reinvestment of Fund distributions and reflect the reimbursement of certain Fund expenses as described in the Prospectus. Had expenses not been subsidized, returns would have been lower. The Fund invests all of its investable assets in The Japan Equity Portfolio (the "Portfolio"), a separately registered investment company which is not available to the public but only to other collective investment vehicles such as the Fund. Consistent with applicable regulatory guidance, performance for the Fund prior to May 6, 1996 reflects the performance of The JPM Institutional Japan Equity Fund, which also invests its assets in the Portfolio and has a substantially similar investment objective and restrictions as the Fund. Performance for the period prior to May 6, 1996 reflects the deduction of the charges and expenses of The JPM Institutional Japan Equity Fund, which were lower than the charges and expenses of the Fund. References to specific securities and their issuers are for illustrative purposes only and should not be interpreted as recommendations to purchase or sell such securities. Opinions expressed herein on current market conditions are subject to change without notice. The Portfolio invests in foreign securities which are subject to special risks; prospective investors should refer to the Fund's Prospectus for a discussion of these risks.

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES OF THE PROSPECTUS BY CALLING J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

THE JPM PIERPONT JAPAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investment in The Japan Equity Portfolio
  ("Portfolio"), at value                          $659,621
Receivable for Expense Reimbursements                25,045
Deferred Organization Expenses                       14,766
                                                   --------
    Total Assets                                    699,432
                                                   --------

LIABILITIES
Organization Expenses Payable                        17,000
Shareholder Servicing Fee Payable                       112
Administrative Services Fee Payable                      18
Administration Fee Payable                                6
Accrued Trustees' Fees and Expenses                       2
Accrued Expenses                                     63,698
                                                   --------
    Total Liabilities                                80,836
                                                   --------

NET ASSETS
Applicable to 79,021 Shares of Beneficial
  Interest Outstanding
  (par value $0.001, unlimited shares authorized)  $618,596
                                                   --------
                                                   --------
Net Asset Value, Offering and Redemption Price
  Per Share                                           $7.83
                                                       ----
                                                       ----

ANALYSIS OF NET ASSETS
Paid-in Capital                                    $713,904
Undistributed Net Investment Loss                      (899)
Accumulated Net Realized Loss on Investment and
  Foreign Currency Transactions                     (22,949)
Net Unrealized Depreciation of Investment and
  Foreign Currency Translations                     (71,460)
                                                   --------
    Net Assets                                     $618,596
                                                   --------
                                                   --------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT JAPAN EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 6, 1996 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME (LOSS) ALLOCATED FROM PORTFOLIO
Allocated Dividend Income (Net of Foreign
  Withholding Tax of $155)                                   $    665
Allocated Interest Income (Net of Foreign
  Withholding Tax of $28)                                         435
Allocated Portfolio Expenses                                   (1,964)
                                                             --------
    Net Investment Income (Loss) Allocated from
      Portfolio                                                  (864)

FUND EXPENSES
Registration Fees                                  $37,345
Transfer Agent Fees                                 14,691
Printing Expenses                                   12,450
Professional Fees                                   11,303
Amortization of Organization Expenses                2,234
Shareholder Servicing Fee                              561
Administrative Services Fee                             66
Administration Fee                                      14
Fund Services Fee                                        8
Trustees' Fees and Expenses                              5
Miscellaneous                                          750
                                                   -------
    Total Fund Expenses                             79,427
Less: Reimbursement of Expenses                    (78,204)
                                                   -------

NET FUND EXPENSES                                               1,223
                                                             --------
NET INVESTMENT LOSS                                            (2,087)

NET REALIZED LOSS ON INVESTMENT AND FOREIGN
  CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIO              (26,307)

NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENT AND FOREIGN CURRENCY TRANSLATIONS
  ALLOCATED FROM PORTFOLIO                                    (71,460)
                                                             --------

NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                 ($99,854)
                                                             --------
                                                             --------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT JAPAN EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                     MAY 6, 1996
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                     DECEMBER 31,
                                                         1996
                                                   ----------------

INCREASE IN NET ASSETS

FROM OPERATIONS
Net Investment Loss                                $        (2,087)
Net Realized Loss on Investment and Foreign
  Currency Transactions Allocated from Portfolio           (26,307)
Net Change in Unrealized Depreciation of
  Investment and Foreign Currency Translations
  Allocated from Portfolio                                 (71,460)
                                                   ----------------
    Net Decrease in Net Assets Resulting from
      Operations                                           (99,854)
                                                   ----------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Proceeds from Shares of Beneficial Interest Sold         1,502,463
Cost of Shares of Beneficial Interest Redeemed            (784,013)
                                                   ----------------
    Net Increase from Transactions in Shares of
      Beneficial Interest                                  718,450
                                                   ----------------
    Total Increase in Net Assets                           618,596

NET ASSETS
Beginning of Period                                              0
                                                   ----------------
End of Period (including undistributed net
  investment loss of $899)                         $       618,596
                                                   ----------------
                                                   ----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT JAPAN EQUITY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share outstanding throughout the period is as follows:

                                                  FOR THE PERIOD
                                                   MAY 6, 1996
                                                 (COMMENCEMENT OF
                                                  OPERATIONS) TO
                                                   DECEMBER 31,
                                                       1996
                                                 ----------------
NET ASSET VALUE, BEGINNING OF PERIOD             $         10.00
                                                 ----------------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                        (0.03)
Net Realized and Unrealized Loss on Investment
and Foreign Currency                                       (2.14)
                                                 ----------------
Total from Investment Operations                           (2.17)
                                                 ----------------

NET ASSET VALUE, END OF PERIOD                   $          7.83
                                                 ----------------
                                                 ----------------
Total Return                                              (21.70)%(a)
                                                 ----------------
                                                 ----------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in thousands)         $           619
Ratios to Average Net Assets
  Expenses                                                  1.42%(b)
  Net Investment Loss                                      (0.93)%(b)
  Decrease Reflected in Expense Ratio due to
    Expense Reimbursement                                   1.08%(c)

------------------------
(a) Not Annualized.

(b) Annualized.

(c) After consideration of certain state limitations.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM PIERPONT JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Pierpont Japan Equity Fund (the "Fund") is a separate series of The JPM Pierpont Funds, a Massachusetts business trust (the "Trust") which was organized on November 4, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on May 6, 1996. Prior to October 10, 1996, the Trust's and the Fund's name were The Pierpont Funds and The Pierpont Japan Equity Fund, respectively.

The Fund invests all of its investable assets in The Japan Equity Portfolio (the "Portfolio"), a non-diversified, open-end management investment company having the same investment objective as the Fund. The value of such investment included in the Statement of Assets and Liabilities reflects the Fund's proportionate interest in the net assets of the Portfolio (less than 1% at December 31, 1996). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized and unrealized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized and unrealized gain and loss of the Portfolio is allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination.

    c)Distributions to shareholders of net investment income and net realized capital gains, if any, are declared and paid annually.

    d)The Fund has incurred $17,000 in organization expenses. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Fund. The Fund has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Fund.

    e)The Fund is treated as a separate entity for federal income tax purposes and intends to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

THE JPM PIERPONT JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

    g)The Fund accounts for and reports distributions to shareholders in accordance with Statement of Position 93-2 "Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies." The effect of applying this statement as of December 31, 1996, was to decrease accumulated net realized loss on investment and foreign currency transactions by $3,358, decrease undistributed net investment loss by $1,188, and decrease paid-in capital by $4,546. The adjustments are primarily attributable to foreign currency losses. Net investment loss, net realized loss and net assets were not affected by this change.

    h)For United States Federal income tax purposes, the Fund had a capital loss carryforward at December 31, 1996 of approximately $17,000 which will expire in the year 2004. No capital gains distribution is expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.

      The Fund incurred approximately $900 of foreign currency losses and $6,000 of realized capital losses in the period November 1, 1996 to December 31, 1996. These losses were deferred for tax purposes until January 1, 1997.

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and distributor. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Fund, furnished office space and facilities required for conducting the business of the Fund and paid the compensation of the Fund's officers affiliated with Signature. The agreement provided for a fee to be paid to Signature equal to the Fund's proportionate share of a complex-wide charge based on the following schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which series of the Trust, The JPM Institutional Funds or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share its net assets bore to the total net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds and the Master Portfolios. For the period from May 6, 1996 (commencement of operations) to July 31, 1996, Signature's fee amounted to $8. The Administration Agreement with Signature was terminated on July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Fund's distributor. Under a Co-Administration Agreement between FDI and the Trust on behalf of the Fund, the Fund has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Fund is based on the ratio

THE JPM PIERPONT JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------
      of the Fund's net assets to the aggregate net assets of the Trust, The JPM Institutional Funds, The JPM Advisor Funds, the Master Portfolios and JPM Series Trust. For the period from August 1, 1996 to December 31, 1996, the fee for these services amounted to $6.

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of the JPM Advisor Funds are no longer included in the calculation of the allocation of FDI's fees

    b)The Trust, on behalf of the Fund, has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Fund has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Fund was determined by the proportionate share its net assets bore to the net assets of the Trust, the Master Portfolios and other investors in the Master Portfolios for which Morgan provided similar services. For the period from May 6, 1996 (commencement of operations) to July 31, 1996, Morgan's fee for these services amounted to $16.

      After July 31, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate net assets of the Master Portfolios and JPM Series Trust in accordance with the following schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge paid by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust, the Master Portfolios, other investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the period from August 1, 1996 to December 31, 1996, the fee for these services amounted $50.

      In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 1.42% of the average daily net assets of the Fund through April 30, 1997. For the period from May 6, 1996 (commencement of operations) to December 31, 1996, Morgan has agreed to reimburse the Fund $78,204 for expenses under this agreement.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the Fund. For the period from May 6, 1996 (commencement of operations) to December 31, 1996, the fee for these services amounted to $561.

      Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Fund is not

THE JPM PIERPONT JAPAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------
      responsible for payments to Schwab under the Schwab Agreements; however, in the event the Services Agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the Trust and Morgan is terminated, the Fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group,Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $8 for the period from May 6, 1996 (commencement of operations) to December 31, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of the Trust, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of these total fees and expenses. The Trust's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1.

3. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of beneficial interest of the Fund were as follows:

                                                    FOR THE PERIOD
                                                     MAY 6, 1996
                                                   (COMMENCEMENT OF
                                                    OPERATIONS) TO
                                                     DECEMBER 31,
                                                         1996
                                                   ----------------
Shares sold                                                169,499
Shares redeemed                                            (90,478)
                                                   ----------------
Net Increase                                                79,021
                                                   ----------------
                                                   ----------------

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund and Portfolio.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The JPM Pierpont Japan Equity Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The JPM Pierpont Japan Equity Fund (one of the series constituting part of The JPM Pierpont Funds, hereafter referred to as the "Fund") at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period May 6, 1996 (commencement of operations) to December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
February 21, 1997

The Japan Equity Portfolio
Annual Report December 31, 1996

(The following pages should be read in conjunction with The JPM Pierpont Japan Equity Fund
Annual Financial Statements)

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
COMMON STOCK (80.5%)
BASIC INDUSTRIES (8.0%)
CHEMICALS (3.1%)
Daido Hoxan Inc..................................         90,000   $     438,098
Hitachi Chemical Co. Ltd.........................        100,000         835,703
Mitsui Petrochemical Industries Ltd..............        160,000         827,087
Mitsui Toatsu Chemicals Inc......................      1,018,000       3,096,011
Nippon Zeon Co., Ltd.............................        230,000         881,795
Sekisui Chemical Co. Ltd.........................        350,000       3,528,043
Sumitomo Bakelite Co. Ltd........................        135,000         814,164
Tosoh Corp.+.....................................        445,000       1,522,056
                                                                   -------------
                                                                      11,942,957
                                                                   -------------
DIVERSIFIED MANUFACTURING (0.4%)
Itoki Crebio Corp................................         37,000         246,093
UBE Industries Ltd...............................        500,000       1,412,940
                                                                   -------------
                                                                       1,659,033
                                                                   -------------
FOREST PRODUCTS & PAPER (1.5%)
Daiken Corp......................................         25,000         173,387
Mitsubishi Pencil Co. Ltd........................         10,000          85,810
New Oji Paper Co. Ltd.+..........................        444,000       2,803,928
Sumitomo Forestry Co. Ltd........................        200,000       2,429,568
                                                                   -------------
                                                                       5,492,693
                                                                   -------------

METALS & MINING (3.0%)
Daido Steel Co. Ltd..............................        416,000       1,541,139
Komai Tekko Inc..................................         82,000         600,500
Mitsui Mining & Smelting Co. Ltd.................        580,000       1,973,809
Nippon Steel Corp................................      2,424,000       7,142,310
Sumitomo Light Metal Industries Ltd.+............        100,000         263,634
                                                                   -------------
                                                                      11,521,392
                                                                   -------------
  TOTAL BASIC INDUSTRIES.........................                     30,616,075
                                                                   -------------

CONSUMER GOODS & SERVICES (16.0%)
APPARELS & TEXTILES (0.3%)
Tomiya Apparel Co. Ltd...........................        229,000       1,240,984
                                                                   -------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
AUTOMOTIVE (5.6%)
Nissan Diesel Motor Co. Ltd......................        650,000   $   2,973,636
Nissan Motor Co. Ltd.............................        930,000       5,384,337
Toyota Motor Corp................................        324,000       9,295,425
Yamaha Motor Co. Ltd.............................        176,000       1,576,979
Yokohama Rubber Company Ltd......................        400,000       1,857,500
                                                                   -------------
                                                                      21,087,877
                                                                   -------------

AUTOMOTIVE SUPPLIES (0.4%)
Sumitomo Rubber Industries Ltd...................        150,000       1,115,275
Tochigi Fuji Industrial Co. Ltd..................         51,000         292,634
                                                                   -------------
                                                                       1,407,909
                                                                   -------------

BROADCASTING & PUBLISHING (1.0%)
Gakken Co. Ltd...................................        273,000       1,540,579
Toppan Printing Co. Ltd..........................        172,000       2,148,703
                                                                   -------------
                                                                       3,689,282
                                                                   -------------

CONSTRUCTION & HOUSING (0.4%)
Matsui Construction Co. Ltd......................        200,000       1,290,600
SXL Corp.........................................         50,000         357,543
                                                                   -------------
                                                                       1,648,143
                                                                   -------------

ENTERTAINMENT, LEISURE & MEDIA (0.5%)
Daiwa Kosho Lease Co. Ltd........................         15,000         115,017
Kinki Nippon Tourist Co. Ltd.+...................        192,000       1,166,193
Kyodo Printing Co. Ltd...........................         90,000         721,116
                                                                   -------------
                                                                       2,002,326
                                                                   -------------

FOOD, BEVERAGES & TOBACCO (2.7%)
Itoham Foods Inc.................................        444,000       2,746,549
Japan Tobacco, Inc...............................            481       3,253,080
Maruha Corp.+....................................        378,000       1,084,466
Pokka Corp.......................................         28,000         248,471
Snow Brand Milk Products Co. Ltd.................        409,000       2,308,047
Yamazaki Baking Co. Ltd..........................         43,000         685,362
                                                                   -------------
                                                                      10,325,975
                                                                   -------------

HOUSEHOLD PRODUCTS (0.3%)
Nippon Sheet Glass Co. Ltd.......................        336,000       1,189,765
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
MULTI - INDUSTRY (0.3%)
Fuji Denki Reiki Co. Ltd.........................        135,000   $   1,267,769
                                                                   -------------

RETAIL (4.5%)
Familymart Co. Ltd...............................        100,000       3,988,972
Izumi Co. Ltd....................................        184,000       2,568,105
Izumiya Co. Ltd..................................        322,000       4,549,668
Keiyo Co. Ltd....................................         75,000         749,548
Matsuzakaya Co. Ltd..............................        230,000       2,120,272
Mizuno Corp......................................        109,000         824,520
Mycal Corp.......................................        150,000       2,171,104
Tokyu Store Chain Co. Ltd........................         17,000         125,373
                                                                   -------------
                                                                      17,097,562
                                                                   -------------
  TOTAL CONSUMER GOODS & SERVICES................                     60,957,592
                                                                   -------------
ENERGY (0.9%)
OIL-PRODUCTION (0.9%)
Cosmo Oil Co. Ltd................................        700,000       3,359,180
                                                                   -------------

FINANCE (21.5%)
BANKING (15.7%)
77th Bank........................................        100,000         818,472
Asahi Bank Ltd...................................        431,000       3,824,675
Bank of Iwate Ltd................................         23,300       1,178,349
Bank of the Ryukyus Ltd..........................         45,000       1,512,018
Bank of Tokyo - Mitsubishi.......................            400           7,409
Chuo Trust & Banking Co. Ltd.....................        250,000       2,130,180
Dai-Ichi Kangyo Bank Ltd.........................        151,000       2,172,568
Daiwa Bank Ltd...................................      1,500,000       7,818,557
Fukui Bank Ltd...................................        688,000       2,993,366
Fukuoka Chuo Bank................................         20,000         138,709
Fukushima Bank Ltd...............................         90,000         317,912
Hiroshima Bank Ltd...............................        300,000       1,475,833
Hokkaido Takushoku Bank Ltd......................      1,675,000       3,246,963
Hyakugo Bank Ltd.................................        380,000       2,291,720
Keiyo Bank Ltd...................................        150,000         697,855
Kita-Nippon Bank Ltd.............................         24,700       1,255,535
Mitsui Trust & Banking Co. Ltd...................        200,000       1,559,404
Nanto Bank Ltd...................................        252,000       1,667,407
North Pacific Bank Ltd...........................         71,000         379,254
Sakura Bank Ltd..................................      1,376,000       9,815,869
San-In Godo Bank Ltd.............................         31,000         227,018
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
BANKING (CONTINUED)
Sanwa Bank Ltd...................................        375,000   $   5,104,678
Shinwa Bank Ltd..................................        189,000         991,652
Sumitomo Trust & Banking Co. Ltd.................        520,000       5,196,864
The Kagawa Bank Ltd..............................        140,000       1,115,706
Toyo Trust & Banking Co. Ltd.....................        175,000       1,409,710
Yamanashi Chuo Bank Ltd..........................         40,000         329,801
                                                                   -------------
                                                                      59,677,484
                                                                   -------------

COMMERCIAL SERVICES (0.7%)
Asatsu Inc.......................................         78,000       2,472,990
                                                                   -------------

FINANCIAL SERVICES (3.1%)
Daiwa Securities Co. Ltd.........................        186,000       1,650,556
Nomura Securities Co. Ltd........................        687,000      10,298,785
                                                                   -------------
                                                                      11,949,341
                                                                   -------------

INSURANCE (1.4%)
Chiyoda Fire & Marine Insurance Co. Ltd..........        271,000       1,223,434
Fuji Fire & Marine Insurance Co. Ltd.............        429,000       1,600,388
Koa Fire & Marine Insurance Co. Ltd..............        150,000         726,286
Tokio Marine & Fire Insurance Co. Ltd............        190,000       1,784,268
                                                                   -------------
                                                                       5,334,376
                                                                   -------------

REAL ESTATE (0.6%)
Daikyo Inc.......................................         65,000         306,324
Daiwa Danchi Co. Ltd.+...........................        208,000         974,860
Heiwa Real Estate Co. Ltd........................        182,500       1,055,031
                                                                   -------------
                                                                       2,336,215
                                                                   -------------
  TOTAL FINANCE..................................                     81,770,406
                                                                   -------------

HEALTHCARE (1.7%)
PHARMACEUTICALS (1.7%)
Chugai Pharmaceutical Co. Ltd....................        368,000       3,075,385
Ono Pharmaceuticals Co. Ltd......................        115,000       3,418,196
                                                                   -------------
  TOTAL HEALTHCARE...............................                      6,493,581
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
INDUSTRIAL PRODUCTS & SERVICES (14.6%)
BUILDING MATERIALS (1.0%)
Nichias Corp.....................................        168,000   $     668,700
Sankyo Aluminum Industries Co. Ltd...............        330,000       1,296,459
Sumitomo Realty & Development Co. Ltd............        300,000       1,886,792
                                                                   -------------
                                                                       3,851,951
                                                                   -------------

COMMERCIAL SERVICES (0.1%)
Sanki Engineering................................         40,000         399,759
                                                                   -------------
CONSTRUCTION & HOUSING (2.3%)
Hitachi Plant Engineering and Construction Co.
  Ltd............................................        130,000         768,329
Nippon Hodo Co. Ltd..............................        115,000       1,327,647
Nishimatsu Construction Co. Ltd..................        327,000       2,845,438
Sanyo Industries Ltd.............................        198,000         904,110
Toda Construction Co.............................        200,000       1,516,326
Toenec Corp......................................        125,000         796,933
Tokyo Denki Komusho Co. Ltd......................         76,000         546,739
                                                                   -------------
                                                                       8,705,522
                                                                   -------------

ELECTRICAL EQUIPMENT (5.6%)
CMK Corp.........................................         25,000         323,081
Fuji Electric Co. Ltd............................        500,000       2,093,564
Hitachi Ltd......................................        836,000       7,778,754
Mabuchi Motor Co. Ltd............................         18,000         904,110
Mitsubishi Electric Corp. Ltd....................      1,100,000       6,539,157
Murata Manufacturing Co. Ltd.....................         26,000         862,411
Nissei Sangyo Co. Ltd............................        145,000       1,698,975
Ricoh Corp. Ltd..................................        100,000       1,145,860
                                                                   -------------
                                                                      21,345,912
                                                                   -------------
MACHINERY (4.6%)
Aichi Corp.......................................        184,000       1,379,168
Daikin Industries Ltd............................        299,000       2,653,312
Ebara Corp.......................................        279,000       3,629,620
Kawasaki Heavy Industries, Ltd...................        475,000       1,960,239
Kitz Corp........................................        370,000       1,370,724
Mitsubishi Heavy Industries Ltd..................        497,000       3,939,347
NSK Ltd..........................................         73,000         441,509
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
MACHINERY (CONTINUED)
Sanden Corp......................................        235,000   $   1,878,866
Shin Nippon Machinery Co. Ltd....................         48,000         297,751
                                                                   -------------
                                                                      17,550,536
                                                                   -------------

MANUFACTURING (1.0%)
Okamura Corp.....................................        300,000       1,979,840
Topy Industries Ltd..............................        135,000         494,314
Tsubakimoto Chain Co.............................        250,000       1,335,401
                                                                   -------------
                                                                       3,809,555
                                                                   -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                     55,663,235
                                                                   -------------

TECHNOLOGY (8.6%)
COMPUTER SYSTEMS (0.6%)
Fujitsu Ltd......................................        255,000       2,372,706
                                                                   -------------

ELECTRONICS (4.7%)
Kyocera Corp.....................................         47,000       2,923,580
Matsushita Electric Industries Co. Ltd...........        428,000       6,969,242
Ryoyo Electro Corp...............................         50,000         904,626
Sony Corp........................................         92,000       6,016,025
Tokai Rika Co. Ltd...............................        147,000       1,139,829
                                                                   -------------
                                                                      17,953,302
                                                                   -------------

SEMICONDUCTORS (1.0%)
Rohm Co. Ltd.....................................         60,000       3,928,664
                                                                   -------------

TELECOMMUNICATIONS (2.3%)
DDI Corp.........................................            231       1,524,477
Nippon Telegraph & Telephone Corp................            930       7,034,892
                                                                   -------------
                                                                       8,559,369
                                                                   -------------
  TOTAL TECHNOLOGY...............................                     32,814,041
                                                                   -------------

TRANSPORTATION (5.3%)
RAILROADS (3.3%)
East Japan Railway Co............................          1,306       5,862,204
Nishi-Nippon Railroad Co.........................        343,000       1,179,090

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
RAILROADS (CONTINUED)
Tobu Railway Co. Ltd.............................        403,000   $   1,968,648
West Japan Railway Co............................          1,050       3,392,349
                                                                   -------------
                                                                      12,402,291
                                                                   -------------
TRANSPORT & SERVICES (1.4%)
Itochu Warehouse Co. Ltd.........................         47,000         163,996
Kawasaki Kisen Kaisha Ltd.+......................        642,000       1,460,222
Marubeni Corp....................................        126,000         540,605
Nippon Express Co. Ltd...........................        150,000       1,026,105
Sankyu Inc.......................................        435,000       1,480,357
Senko Co. Ltd....................................        136,000         564,763
                                                                   -------------
                                                                       5,236,048
                                                                   -------------

WHOLESALE & INTERNATIONAL TRADE (0.6%)
Kamei Corp.......................................         50,000         495,391
Kawasho Corp.+...................................        152,000         534,298
Nagase & Co. Ltd.................................         70,000         579,564
Yuasa Trading Co. Ltd............................        150,000         607,392
                                                                   -------------
                                                                       2,216,645
                                                                   -------------
  TOTAL TRANSPORTATION...........................                     19,854,984
                                                                   -------------

UTILITIES (3.9%)
ELECTRIC (2.9%)
Shikoku Electric Power Co. Inc...................        103,280       2,010,966
Tohoku Electric Power Co. Inc....................        178,300       3,533,126
Tokyo Electric Power Co. Inc.....................        200,000       4,376,669
Yurtec Corp......................................         78,750       1,065,198
                                                                   -------------
                                                                      10,985,959
                                                                   -------------
NATURAL GAS (1.0%)
Hokuriku Gas Co. Ltd.............................        204,000         720,600
Osaka Gas Co. Ltd................................      1,075,000       2,935,944
                                                                   -------------
                                                                       3,656,544
                                                                   -------------
  TOTAL UTILITIES................................                     14,642,503
                                                                   -------------
  TOTAL COMMON STOCK (COST $362,504,286).........                    306,171,597
                                                                   -------------

WARRANTS (0.8%)
BASIC INDUSTRIES (0.3%)
INDUSTRIAL (0.2%)
Lion Corp., Expiring 06/18/99+...................          5,020         519,676
                                                                   -------------
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

METALS & MINING (0.1%)
Dowa Mining Co. Ltd., Expiring 12/09/97+.........            543   $     196,837
Yodogawa Steel Works, Expiring 12/10/97+.........            600         225,000
                                                                   -------------
                                                                         421,837
                                                                   -------------
  TOTAL BASIC INDUSTRIES.........................                        941,513
                                                                   -------------

CONSUMER GOODS & SERVICES (0.1%)
CONSTRUCTION & HOUSING (0.0%)*
Maeda Corp., Expiring 02/05/97+..................            515          25,750
                                                                   -------------

MERCHANDISING (0.1%)
Canon Sales Co. Inc., Expiring 11/11/97+.........          4,500         432,331
                                                                   -------------
  TOTAL CONSUMER GOODS & SERVICES................                        458,081
                                                                   -------------

HEALTHCARE (0.0%)*
PHARMACEUTICALS (0.0%)*
Daiichi Pharmaceutical Co. Ltd., Expiring
  04/18/97+......................................          3,600         117,969
                                                                   -------------

TECHNOLOGY (0.4%)
SEMICONDUCTORS (0.4%)
Rohm Co., Expiring 11/20/97+.....................          1,350       1,294,479
Sanken Electric Co., Expiring 04/02/99+..........            930          96,274
                                                                   -------------
  TOTAL TECHNOLOGY...............................                      1,390,753
                                                                   -------------

TRANSPORTATION (0.0%)*
WHOLESALE & INTERNATIONAL TRADE (0.0%)*
Yuasa Trading Co. Ltd., Expiring 12/01/97+.......          3,550          66,097
                                                                   -------------
  TOTAL WARRANTS (COST $6,198,620)...............                      2,974,413
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT
              SECURITY DESCRIPTION                   (IN JPY)          VALUE
-------------------------------------------------  -------------   -------------
CONVERTIBLE BONDS (7.9%)
BASIC INDUSTRIES (0.3%)
CHEMICALS (0.3%)
Daido Hoxan Inc., 1.6% due 03/29/02..............    150,000,000   $   1,285,862
                                                                   -------------

CONSUMER GOODS & SERVICES (2.2%)
AUTOMOTIVE (1.9%)
Toyota Motor Corp., 1.2% due 01/28/98............    500,000,000       7,331,782
                                                                   -------------
CONSTRUCTION & HOUSING (0.3%)
SXL Corp., 2.7% due 03/29/02.....................    150,000,000       1,305,247
                                                                   -------------
  TOTAL CONSUMER GOODS & SERVICES................                      8,637,029
                                                                   -------------

FINANCE (2.4%)
FINANCIAL SERVICES (2.4%)
BOT Cayman Finance Ltd., 4.25% due 03/31/49......    830,000,000       9,170,974
                                                                   -------------

HEALTHCARE (0.8%)
PHARMACEUTICALS (0.8%)
Yamanouchi Pharmaceutical Co. Ltd., 1.25% due
  03/31/14.......................................    280,000,000       2,882,743
                                                                   -------------

INDUSTRIAL PRODUCTS & SERVICES (0.9%)
ELECTRICAL EQUIPMENT (0.9%)
Hitachi Ltd., 2.7% due 03/31/97..................    289,000,000       3,236,840
                                                                   -------------

TECHNOLOGY (1.3%)
COMPUTER SYSTEMS (1.3%)
NEC Corp., 1.9% due 03/30/01.....................    300,000,000       3,747,738
Ricoh Co. Ltd., 1.5% due 03/29/02................    100,000,000       1,150,168
                                                                   -------------
                                                                       4,897,906
                                                                   -------------
  TOTAL TECHNOLOGY...............................                      4,897,906
                                                                   -------------
  TOTAL CONVERTIBLE BONDS (COST $30,374,977).....                     30,111,354
                                                                   -------------
                                                     PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT           VALUE
-------------------------------------------------  -------------   -------------
SHORT-TERM INVESTMENTS (5.1%)
TIME DEPOSITS--FOREIGN (5.1%)
State Street Bank Cayman Islands, 4.875% due
  01/02/97 (cost $19,396,000)....................  $  19,396,000   $  19,396,000
                                                                   -------------
TOTAL INVESTMENTS (COST $418,473,883) (94.3%)...................
                                                                     358,653,364
OTHER ASSETS IN EXCESS OF LIABILITIES (5.7%)....................
                                                                      21,692,194
                                                                   -------------
NET ASSETS (100.0%).............................................   $ 380,345,558
                                                                   -------------
                                                                   -------------

------------------------------
+ Non-income producing security

* Less than 0.1%

Note: Based on the cost of investments of $418,658,992 for Federal Income Tax purposes at December 31, 1996, the aggregate gross unrealized appreciation was $8,256,569, and the aggregate gross unrealized depreciation was $68,262,197, resulting in net unrealized depreciation of investments of $60,005,628.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1996
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $418,473,883 )          $358,653,364
Foreign Currency at Value (Cost $412,613)               393,189
Cash                                                        702
Receivable for Investments Sold                      21,506,751
Dividends and Interest Receivable                       198,057
Deferred Organization Expenses                           21,345
Prepaid Trustees' Fees                                    1,368
Prepaid Expenses and Other Assets                         2,673
                                                   ------------
    Total Assets                                    380,777,449
                                                   ------------

LIABILITIES
Payable for Investments Purchased                        46,621
Advisory Fee Payable                                    220,167
Custody Fee Payable                                     107,884
Administrative Services Fee Payable                      21,786
Administration Fee Payable                                1,126
Fund Services Fee Payable                                   557
Accrued Expenses and Accounts Payable                    33,750
                                                   ------------
    Total Liabilities                                   431,891
                                                   ------------

NET ASSETS
Applicable to Investors' Beneficial Interests      $380,345,558
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $691,754 )                                                   $  2,767,015
Interest Income (Net of Foreign Withholding Tax
  of $70,412 )                                                         859,226
                                                                  ------------
    Investment Income                                                3,626,241

EXPENSES
Advisory Fee                                       $  3,053,033
Custodian Fees and Expenses                             466,739
Administrative Services Fee                             130,108
Professional Fees and Expenses                           50,500
Administration Fee                                       40,783
Fund Services Fee                                        21,646
Trustees' Fees and Expenses                               8,707
Printing Expenses                                         6,731
Amortization of Organization Expense                      6,610
Insurance Expense                                         4,453
Miscellaneous                                               600
                                                   ------------
    Total Expenses                                                   3,789,910
                                                                  ------------
    Net Investment Loss                                               (163,669)

NET REALIZED LOSS ON
  Investment Transactions (including $1,052 net
    realized loss from futures contracts)              (418,820)
  Foreign Currency Transactions                      (1,850,030)
                                                   ------------
    Net Realized Loss                                               (2,268,850)

NET CHANGE IN UNREALIZED DEPRECIATION OF
  Investments                                       (66,917,833)
  Foreign Currency Contracts and Translations          (119,683)
                                                   ------------
    Net Change in Unrealized Depreciation                          (67,037,516)
                                                                  ------------

NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                      $(69,470,035)
                                                                  ------------
                                                                  ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                                        MARCH 28, 1995
                                                                       (COMMENCEMENT OF
                                                    FOR THE FISCAL      OPERATIONS) TO
                                                      YEAR ENDED         DECEMBER 31,
                                                   DECEMBER 31, 1996         1995
                                                   -----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net Investment Income (Loss)                       $       (163,669)   $       314,783
Net Realized Gain (Loss) on Investments and
  Foreign Currency Transactions                          (2,268,850)         5,011,111
Net Change in Unrealized Appreciation
  (Depreciation) of Investments and Foreign
  Currency Contracts and Translations                   (67,037,516)         7,075,578
                                                   -----------------   ----------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                         (69,470,035)        12,401,472
                                                   -----------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                           290,426,062        465,133,508
Withdrawals                                            (253,101,673)       (65,143,876)
                                                   -----------------   ----------------
    Net Increase from Investors' Transactions            37,324,389        399,989,632
                                                   -----------------   ----------------
    Total Increase (Decrease) in Net Assets             (32,145,646)       412,391,104
NET ASSETS
Beginning of Period                                     412,491,204            100,100
                                                   -----------------   ----------------
End of Period                                      $    380,345,558    $   412,491,204
                                                   -----------------   ----------------
                                                   -----------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                                        MARCH 28, 1995
                                                                       (COMMENCEMENT OF
                                                    FOR THE FISCAL      OPERATIONS) TO
                                                      YEAR ENDED         DECEMBER 31,
                                                   DECEMBER 31, 1996         1995
                                                   -----------------   ----------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                     0.81%              0.87%(a)
  Net Investment Income (Loss)                                (0.03)%             0.12%(a)
Portfolio Turnover                                               86%                60%(b)
Average Broker Commissions                         $         0.0005                 --

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Japan Equity Portfolio (the "Portfolio") is one of five subtrusts (portfolios) comprising The Series Portfolio (the "Series Portfolio"). The Series Portfolio is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load open-end management investment company which was organized as a trust under the laws of the State of New York on June 24, 1994. The Portfolio commenced operations on March 28, 1995. The Portfolio's investment objective is to provide a high total return from a portfolio of equity securities of issuers that have their principal activities in Japan or are organized under Japanese law. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

Investments in Japanese markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in Japan could adversely affect the liquidity or value, or both, of such securities in which the Portfolio is invested. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Portfolio:

    a)The value of each security for which readily available market quotations exists is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; operating data; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

    b)The books and records of the Portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expense are translated at the

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------
      exchange rate prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations.

      Although the net assets of the Portfolio are presented at the exchange rates and market values prevailing at the end of the period, the Portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

    c)Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    d)The Portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Portfolio's Trustees and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of foreign currency translations.

    e)Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

    f)The Portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains.

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------
      It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The Portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

    g)The Portfolio has incurred $33,000 in organization expenses. Morgan Guaranty Trust Company of New York ("Morgan") has agreed to pay the organization expenses of the Portfolio. The Portfolio has agreed to reimburse Morgan for these costs which are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Portfolio.

    h)Expenses incurred by the Series Portfolio with respect to any two or more portfolios in the Series Portfolio are allocated in proportion to the net assets of each portfolio in the Series Portfolio, except where allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an Investment Advisory Agreement with Morgan. Under the terms of the agreement, the Portfolio pays Morgan at an annual rate of 0.65% of the Portfolio's average daily net assets. For the fiscal year ended December 31, 1996, such fees amounted to $3,053,033.

    b)The Portfolio had retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as administrator and exclusive placement agent. Under an Administration Agreement, Signature provided administrative services necessary for the operations of the Portfolio, furnished office space and facilities required for conducting the business of the Portfolio and paid the compensation of the Portfolio's officers affiliated with Signature. The agreement provided for a fee to be paid to Signature equal to the Portfolio's proportionate share of a complex-wide fee based on the following annual schedule: 0.03% on the first $7 billion of the aggregate average daily net assets of the Portfolio and the other portfolios (the "Master Portfolios") in which The JPM Institutional Funds, The JPM Pierpont Funds (formerly The Pierpont Funds) or The JPM Advisor Funds invest and 0.01% on the aggregate average daily net assets of the Master Portfolios in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share its net assets bore to the total net assets of The JPM Institutional Funds, The JPM Pierpont Funds, The JPM Advisor Funds and the Master Portfolios. For the period from January 1, 1996 to July 31, 1996, such fees amounted to $35,898. The Administration Agreement with Signature was terminated on July 31, 1996.

      Effective August 1, 1996, certain administrative functions formerly provided by Signature are provided by Funds Distributor, Inc. ("FDI"), a registered broker-dealer, and by Morgan. FDI also serves as the Portfolio's exclusive placement agent. Under a Co-Administration Agreement between FDI and the Portfolio, the Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the Portfolio is based on the ratio of the Portfolio's net assets to the aggregate net assets of The JPM Institutional Funds, The JPM Pierpont Funds, The JPM Advisor Funds and the Master Portfolios. For the period from August 1, 1996 to December 31, 1996, the fee for these services amounted to $4,885.

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

      On November 15, 1996, The JPM Advisor Funds terminated operations and were liquidated. Subsequent to that date, the net assets of The JPM Advisor Funds are no longer included in the calculation of the allocation of FDI's fees.

    c)The Portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for overseeing certain aspects of the administration and operation of the Portfolio. Under the Services Agreement, the Portfolio has agreed to pay Morgan a fee equal to its proportionate share of an annual complex-wide charge. Until July 31, 1996, this charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following annual schedule: 0.06% on the first $7 billion of the Master Portfolios' aggregate average daily net assets and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion. The portion of this charge paid by the Portfolio was determined by the proportionate share that the Portfolios' net assets bore to the net assets of the Master Portfolios and investors in the Master Portfolios for which Morgan provided similar services. For the period from January 1, 1996 to July 31, 1996, the fee for these services amounted to $71,040.

      After July 31, 1996, the Services Agreement was amended such that the annual complex-wide charge is calculated daily based on the aggregate average daily net assets of the Master Portfolios and JPM Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge paid by the Portfolio is determined by the proportionate share that its net assets bear to the net assets of the Master Portfolios, investors in the Master Portfolios for which Morgan provides similar services, and JPM Series Trust. For the period from August 1, 1996 to December 31, 1996, the fee for these services amounted to $59,068

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $21,646 for the fiscal year ended December 31, 1996.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The JPM Pierpont Funds, The JPM Institutional Funds, the Master Portfolios and JPM Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the Portfolio's allocated portion of the total fees and expenses. The Portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,800.

THE JAPAN EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended December 31, 1996 were as follows:

                      COST OF       PROCEEDS
                     PURCHASES     FROM SALES
                    ------------  ------------
                    $389,304,058  $383,600,467

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Japan Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Japan Equity Portfolio (one of the portfolios comprising The Series Portfolio, hereafter referred to as the "Portfolio") at December 31, 1996, and the results of its operations for the year then ended and the changes in its net assets and the supplementary data for the year then ended and for the period March 28, 1995 (commencement of operations) to December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
February 21, 1997

JPM Pierpont Money Market Fund

JPM Pierpont Tax Exempt Money Market Fund

JPM Pierpont Federal Money Market Fund

JPM Pierpont Short Term Bond Fund

JPM Pierpont Bond Fund

JPM Pierpont Tax Exempt Bond Fund

JPM Pierpont New York Total Return Bond Fund

JPM Pierpont Diversified Fund

JPM Pierpont Equity Fund

JPM Pierpont Shares: Tax Aware Equity Fund

JPM Pierpont Shares: Tax Aware Disciplined Equity Fund

JPM Pierpont Capital Appreciation Fund

JPM Pierpont International Equity Fund

JPM Pierpont Emerging Markets Equity Fund

JPM Pierpont European Equity Fund

JPM Pierpont Japan Equity Fund

JPM Pierpont Asia Growth Fund

The
JPM Pierpont
Japan Equity
Fund

FOR MORE INFORMATION ON HOW THE JPM PIERPONT FAMILY OF FUNDS CAN HELP YOU PLAN FOR YOUR FUTURE, CALL J.P. MORGAN FUNDS SERVICES AT (800) 521-5411.

ANNUAL REPORT
December 31, 1996